Additional Information On Consolidated Earnings (Loss) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit (loss) [abstract]
Employee compensation and subcontractor costs	$ 414,021	$ 409,219
Tax credits	(12,840)	(9,121)
Licenses and telecommunications	14,012	13,383
Professional fees	10,248	7,436
Other expenses	11,709	12,361
Loss on disposal of property and equipment, intangible and lease modification	310	150
Depreciation of property and equipment	1,639	2,013
Depreciation of right-of-use assets	1,860	2,510
Cost of revenues	315,308	317,347
Selling, general and administrative expenses	122,152	116,081
Depreciation	3,499	4,523
Expenses by Nature	440,959	437,951
Termination benefits expense	0	2,132
Reversal of expense from share based payment transactions	$ 0	$ 246